Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2018
Statements Line Items
Key management compensation and related party transactions [Text Block]

17.      Key management compensation and related party transactions

The Company reports the following related party transactions:

(a)        Former Chairman (until April 26, 2016)

The former Chairman’s term expired on April 26, 2016; his compensation for services rendered was extended until October 31, 2016 and was then terminated. He received cash compensation on a month to month basis totaling $113,266 ($CDN 150,000), which was fullypaid in 2016. Additionally, the Chairman exercised 700,000 stock options and the Company realized proceeds of $140,000 in 2016.

(b)        Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) are summarized as:

	2018	2017	2016
Professional, other fees, and salaries	$235,297	$667,724	$840,641
Stock-based compensation	44,740	382,531	-
	$280,037	$1,050,255	$840,641

In 2018, these parties were awarded a total of 700,000 options at an exercise price of $0.10 (2017 - 1,950,000 options at an exercise price of $0.25; 2016 nil options).

In 2016, officers, directors and a senior employee exercised 3,056,366 options resulting in realized proceeds of $611,273.

(c)        Advances

In 2016, an officer was provided a short termnon-interest bearingadvances totaling$42,144 between November 2015 andJanuary2016.These advances were settled in January 2016 through the allocation of compensation due to the officer.

(d)        Trade payables and other liabilities

At October 31, 2018 theCompanyreports in tradepayables andother liabilities,a balanceowingtotheformerPresident ofMAST of$193,174 which amount represents alleged outstanding wages payable, see Note 19(b).

As at October 31, 2018 and 2017 the Company includes $167,000 in trade payables and other liabilities owing to a company whose major shareholder is a director of the Companyand who has also served as its Chief TechnologyOfficer. This individual was elected as a director on February 19, 2014. The balance reported relates to services provided in 2015; there have been no invoices submitted by this related party after October 31, 2015.

(e)        Convertible debentures

An officer of the Company provided a convertible debenture of $100,000 CDN ($76,092 USD) in September 2016, which was converted to common shares in July2017. In January 2018, the officer provided an additional convertible debenture of $150,000 CDN ($114,138 USD). At October 31, 2018, $100,862 CDN ($76,748 USD) in loan principal remains outstanding at October 31, 2018.